Treasury Shares	9 Months Ended
Sep. 30, 2020
Treasury Shares
Treasury Shares

10. Treasury Shares

Treasury shares represent shares repurchased by the Group that are no longer outstanding and are held by the Group. For the nine months ended September 30, 2020, under the repurchase plan, the Group had repurchased an aggregate of 64,770,700 ordinary shares on the open market for a total cash consideration of US$8,130,513, which were accounted for as the cost of the treasury shares.

As of September 30, 2020, 135,205,550 treasury shares have been cancelled.